1. COMPANY'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Companys Operations
Schedule of equity interest

Equity interest

				% equity interest
Entity		Main activity	Country	12.31.19	12.31.18

BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	99.90	99.90
BRF France SARL	(n)	Marketing and logistics services	France	-	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH	(b)	Holding and trading	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	0.10	0.10
Qualy 5201 B.V.	(b) (m)	Import, commercialization of products and holding	The Netherlands	-	100.00
Xamol Consultores Serviços Ltda.	(n)	Import and commercialization of products	Portugal	-	100.00
SPE Khan GmbH	(j) (n)	Holding and trading	Austria	-	-
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
BRF Germany GmbH	(n)	Import and commercialization of products	Germany	-	100.00
BRF Holland B.V.	(n)	Import and commercialization of products	The Netherlands	-	100.00
Campo Austral S.A.	(f)	Industrialization and commercialization of products	Argentina	-	2.66
Eclipse Holding Cöoperatief U.A.	(e)	Holding	The Netherlands	-	0.01
BRF B.V.	(n)	Industrialization, import and commercialization of products	The Netherlands	-	100.00
ProudFood Lda		Import and commercialization of products	Angola	10.00	10.00
BRF Hungary LLC		Import and commercialization of products	Hungary	100.00	100.00
BRF Iberia Alimentos SL	(n)	Import and commercialization of products	Spain	-	100.00
BRF Invicta Ltd.	(m) (n)	Import, commercialization and distribution of products	England	-	69.16
Invicta Food Products Ltd.	(n)	Import and commercialization of products	England	-	100.00
BRF Wrexham Ltd.	(n)	Industrialization, import and commercialization of products	England	-	100.00
Invicta Food Group Ltd.	(b) (m)	Import, commercialization and distribution of products	England	-	100.00
Invicta Foods Ltd.	(n)	Import, commercialization and distribution of products	England	-	100.00
Invicta Foodservice Ltd.	(n)	Import, commercialization and distribution of products	England	-	100.00
Universal Meats (UK) Ltd.	(b) (m)	Import, Industrialization, commercialization and distribution of products	England	-	100.00
BRF Italia SPA	(n)	Import and commercialization of products	Italy	-	67.00
Compañía Paraguaya Comercial S.A.	(a)	Import and commercialization of products	Paraguay	99.00	99.00
Campo Austral S.A.	(i)	Industrialization and commercialization of products	Argentina	-	50.48
Itega S.A.	(h)	Holding	Argentina	-	96.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.		Holding	Argentina	5.00	5.00
Campo Austral S.A.	(f) (i)	Industrialization and commercialization of products	Argentina	-	8.44
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.		Holding	Argentina	95.00	95.00
Campo Austral S.A.	(i)	Industrialization and commercialization of products	Argentina	-	6.53
Campo Austral S.A.	(i)	Industrialization and commercialization of products	Argentina	-	31.89
Itega S.A.	(h)	Holding	Argentina	-	4.00
Golden Foods Poultry Limited	(n)	Holding	Thailand	-	48.52
Golden Poultry Siam Limited	(n)	Holding	Thailand	-	51.84
Golden Poultry Siam Limited	(n)	Holding	Thailand	-	48.16
BRF Thailand Limited	(n)	Import, Industrialization, commercialization and distribution of products	Thailand	-	100.00
BRF Feed Thailand Limited	(n)	Import, Industrialization, commercialization and distribution of products	Thailand	-	100.00
Golden Foods Sales (Europe) Limited	(n)	Holding and trading	England	-	100.00
Golden Quality Foods Europe BV	(n)	Import, commercialization and distribution of products	The Netherlands	-	100.00
Golden Quality Foods Netherlands BV	(n)	Import, commercialization and distribution of products	The Netherlands	-	100.00
Golden Foods Siam Europe Limited	(b) (m)	Import, commercialization and distribution of products	England	-	100.00
Golden Quality Poultry (UK) Ltd	(n)	Import, commercialization and distribution of products	England	-	100.00
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.		Import and export of products	Cayman Island	100.00	100.00
BFF International Ltd.		Financial fundraising	Cayman Island	100.00	100.00
Highline International	(a)	Financial fundraising	Cayman Island	100.00	100.00
Sadia Overseas Ltd.	(a) (s)	Financial fundraising	Cayman Island	100.00	98.00
ProudFood Lda		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
SATS BRF Food PTE Ltd.	(p)	Import, industrialization, commercialization and distribution of products	Singapore	-	49.00
BRF Global Namíbia	(a)	Import and commercialization of products	Namibia	100.00	100.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
BRF Luxembourg Sarl	(q)	Holding	Luxemburgo	-	100.00
BRF Austria GmbH	(r)	Holding	Austria	100.00	100.00
One Foods Holdings Ltd		Holding	United Arab Emirates	100.00	100.00
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	United Arab Emirates	49.00	49.00
Badi Ltd.		Holding	United Arab Emirates	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	75.00	75.00
BRF Al Yasra Food K.S.C.C. ("BRF AFC")		Import, commercialization and distribution of products	Kuwait	49.00	49.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	70.00	70.00
FFM Further Processing Sdn. Bhd.		Industrialization, import and commercialization of products	Malaysia	70.00	70.00
FFQ GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik Üretim Ltd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	0.01	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	United Arab Emirates	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	99.99	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC		Import, commercialization and distribution of products	United Arab Emirates	49.00	49.00
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00

Eclipse Holding Cöoperatief U.A.	(e)	Holding	The Netherlands	0.01	-
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.94	99.94
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
PP-BIO Administração de bem próprio S.A.	(k)	Management of assets	Brazil	33.33	66.66
PR-SAD Administração de bem próprio S.A.	(o)	Management of assets	Brazil	33.33	-
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Quickfood S.A.	(c)	Industrialization and commercialization of products	Argentina	-	91.21
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Avex S.A.	(d) (g)	Industrialization and commercialization of products	Argentina	-	33.98
Sadia International Ltd.		Import and commercialization of products	Cayman Island	100.00	100.00
Sadia Chile S.A.		Import, export and marketing of products	Chile	60.00	60.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	5.10	5.10
Avex S.A.	(d) (g)	Industrialization and commercialization of products	Argentina	-	66.02
Compañía Paraguaya Comercial S.A.	(a)	Import and commercialization of products	Paraguay	1.00	1.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Sadia Overseas Ltd.	(a) (s)	Financial fundraising	Cayman Island	-	2.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	94.90	94.90
UP Alimentos Ltda.	(l)	Industrialization and commercialization of products	Brazil	-	50.00
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.06	0.06
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01

(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	The wholly owned subsidiary BRF Global GmbH operates as a trading for the International market and owned until June 02, 2019, 62 direct subsidiaries in Madeira Island, Portugal, with an investment of R$4,133 (R$4,913 as of December 31, 2018) and a direct subsidiary in Den Bosch, The Netherlands, denominated Qualy 20 with an investment of R$7,299 (R$7,360 as of December 31, 2018). The wholly owned subsidiary Qualy 5201 B.V. owned 133 subsidiaries in The Netherlands being the amount of this investment until disposal date of R$19,467 (R$20,725 as of December 31, 2018). The indirect subsidiary Invicta Food Group Ltd. owned 120 direct subsidiaries in Ashford, England, with an investment until disposal date of R$44,837 (R$44,805 as of December 31, 2018). The indirect subsidiary Universal Meats (UK) Ltd owned 99 direct subsidiaries in Ashford, England with an investment until disposal date of R$41,112 (R$45,052 as of December 31, 2018). The indirect subsidiary Golden Foods Siam Europe Ltd (GFE) owned 32 subsidiaries in Ashford, England with an investment until disposal date of R$(157) (R$44 as of December 31, 2018). The purpose of these subsidiaries was to operate in the European market to increase the Company’s share in this market, which is regulated by a system of poultry and turkey meat import quotas.
On March 15, 2019, mergers were realized in the direct subsidiaries of BRF Global GmbH in Madeira Island, and the 101 existing subsidiaries were merged into 62 companies. On the same date, mergers were realized in the Qualy 5201 B.V. subsidiaries in Den Bosch, and the 212 existing subsidiaries were merged into 133 companies.
(c)	On January 02, 2019, the Company sold its equity stake in Quickfood S.A.
(d)	On January 03, 2019, Sadia Alimentos S.A. sold all held shares of Avex S.A. to BRF S.A. and Sadia Uruguay sold 61.02% of Avex S.A. to BRF S.A., holding a 5% interest.
(e)	On January 14, 2019, BRF Holland B.V. sold its equity stake in Eclipse Holding Cöoperatief U.A. to BRF S.A.
(f)	On January 14, 2019, BRF Holland B.V sold its equity stake in Campo Austral S.A. to Eclipse Holding Cöoperatief U.A.
(g)	On February 04, 2019, BRF S.A. and Sadia Uruguay S.A. sold all their equity stake in Avex S.A.
(h)	On March 11, 2019, Eclipse Latam Holdings sold its equity stake in Itega S.A.
(i)	On March 11, 2019, BRF GmbH, Eclipse Latam Holdings, Eclipse Holding Cöoperatief U.A. and Buenos Aires Fortune S.A. sold all their equity stake in Campo Austral S.A.
(j)	On April 1st, 2019, SPE Khan Gmbh was incorporated with the purpose of contributing the assets and liabilities from BRF Global GMBH to be later sold to Tyson International Holding Co.
(k)	On April 1st, 2019, 33.33% of equity stake in PP-Bio Administração de Bem Próprio S.A. was sold.
(l)	On April 03, 2019, UP Alimentos was liquidated.
(m)	On May 31, 2019, BRF Gmbh acquired the minority stake in BRF Invicta Ltd. equivalent to R$ 217,393 (GBP 43,716). The goodwill arising from this transaction was recorded as capital reserve, in the amount equivalent to R$99,327 (GBP 19,974).
(n)	On June 03, 2019, the companies were sold to Tyson International Holding Co. as part of Europe and Thailand operations (note 12).
(o)	On August 1st, 2019, 33.33% of equity stake in PR-SAD Administração de Bem Próprio S.A. was acquired.
(p)	On September 05, 2019, all the equity stake in SATS BRF Food PTE Ltd. was sold.
(q)	On December 04, 2019, BRF Luxembourg SARL was liquidated.
(r)	As from December 04, 2019, BRF S.A. holds 100% of BRF Austria GMBH.
(s)	As from December 20, 2019, Perdigão International holds 100% of Sadia Overseas Ltd.